LONG-TERM DEBT (Details 2) In Thousands	Dec. 31, 2010 EUR (€)	Dec. 31, 2009	Dec. 31, 2010 Finansbank I [Member]	Dec. 31, 2009 Finansbank I [Member]	Dec. 31, 2010 Finansbank Ii [Member]	Dec. 31, 2009 Finansbank Ii [Member]	Dec. 31, 2010 Finansbank Iii [Member]	Dec. 31, 2010 Finansbank Iv [Member]	Dec. 31, 2009 Finansbank Iv [Member]	Dec. 31, 2010 Nbg Finance Plc [Member]	Dec. 31, 2010 European Investment Bank Member	Dec. 31, 2010 Nbg I [Member]	Dec. 31, 2009 Nbg I [Member]	Dec. 31, 2010 Nbg Iii [Member]	Dec. 31, 2010 Nbg Finance Plc I [Member]	Dec. 31, 2009 Nbg Finance Plc I [Member]	Dec. 31, 2010 Nbg Finance Plc Ii [Member]	Dec. 31, 2010 Nbg Finance Plc Iii [Member]	Dec. 31, 2010 Nbg Finance Plc Iv [Member]	Dec. 31, 2010 Nbg Finance Plc V [Member]	Dec. 31, 2010 Nbg Finance Sterling Plc [Member]	Dec. 31, 2010 Nbg Finance Dollar Plc [Member]	Dec. 31, 2010 Finansbank Vi [Member]	Dec. 31, 2010 Nbg Finance Plc Vi [Member]	Dec. 31, 2010 Nbg Finance Plc Vii Member	Dec. 31, 2010 Finansbank Vii [Member]	Dec. 31, 2010 Nbg Iv [Member]	Dec. 31, 2010 Nbg Finance Plc Viii [Member]	Dec. 31, 2009 Finansbank Viii [Member]
Outstanding Senior Debt [Line Items]
Issuance date			March 2006		March 2006		March 2006	March 2005		September 2010	September 2009		October 2009	October 2009
Debt instrument, maturity date			March 2011		March 2013		March 2011	March 2012		22 February 2012	September 1, 2016
Interest rate			6.25%		6.50%		11.94%	3 month Libor plus 180 bps		2.07%	3 month Libor plus 0.576 bps
Interest payment period			semi-annually		semi-annually		quartely	quarterly		semi-annually
Earliest redemption date			March 2011		March 2013		March 2012	March 2012		February 2012
Principal amount			USD 110 million		USD 110 million		TL 300 million	USD 500 million		EUR 80 million	EUR 250 million		EUR 1.5 billion	EUR 1.0 billion
Outstanding principal amount								USD 156 million	USD 281 million
Principal amount of own position held			USD 50.0 million	USD 45.0 million	USD 39.0 million	USD 9.0 million		USD 48.0 million	USD 41.2 million
Name of the Bank Covered Bond Program												EUR 10 billion covered bond program	EUR 10 billion covered bond program	EUR 10 billion covered bond program
Covered bond series												Series 3	Series 1	Series 1 and 2
Principal amount sold to institutional investors												EUR 1.5 billion	EUR 1.5 billion	EUR 100 million
Carrying amount												EUR 1.161	EUR 1.388 million
Amortized cost												EUR 1.496	EUR 1.499 million
Net gains resulting from changes in fair value												EUR 225 million	EUR 111 million
Fair value gains attributable to changes in instrument specific credit risk												EUR 286 million	EUR 109 million
Outstanding Subordinated Debt [Line Items]
Issuance date															June 2005	June 2005	August 2010	July 2003	November 2004	February 2005	November 2006	November 2004
Debt instrument, maturity date															June 2035	June 2035	August 2020	July 2034	November 2035	February 2036	November 2037	November 2035
Interest rate															2.755%	2.755%	7.0% until August 2015 and 9.5% thereafter	3 month Euribor plus 175 bps until July 2013 and Euribor plus 275 bps thereafter	6.25% for the first year and then 10 year EUR CMS mid swap plus 12.5 bps reset every six months and capped at 8.00%	6.00% until Feb 2010 and thereafter 10 year EUR CMS mid swap rate minus 2 year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10.00%	6,2889% until November 8, 2016 and 3 month LIBOR plus 2.08% thereafter	6.75% for the first year and then 10 year USD CMS mid swap plus 12.5 bps reset every six months and capped at 8.50%
Interest payment period															semi-annually	semi-annually	annually	quarterly	semi-annually	annually	annually until November 8, 2016 and quarterly thereafter	semi-annually
Earliest redemption date															June 2015	June 2015	August 2015	July 2013	November 2014	February 2015	November 2016	November 2014
Principal amount															JPY 30 billion	JPY 30 billion	EUR 450 million	EUR 350 million	EUR 350 million	EUR 230 million	GBP 375 million	USD 180 million
Outstanding principal amount															EUR 276 million	EUR 225 million
Net gains resulting from changes in fair value															EUR 52 million	EUR 41 million
Fair value gains attributable to changes in instrument specific credit risk															EUR 60 million	EUR 27 million
Summary Of Redeemed Senior Debt [Line Item]
Date redeemed																							November 16, 2009	September 2010	May 22, 2009	December 7, 2009	August 2010	October 9, 2009
Type																							Fixed	Fixed	Floating	Floating	Floating	Floating
Principal amount redeemed																							USD 125 million	RON 355 million	EUR 1,500 million	USD 221 million	EUR 500 million	USD 300 million
Principal amount of own position held																								RON 15 million	EUR 299 million			USD 259 million
Gain in RON repurchase transaction																								EUR 12.0 million
Summary of Redeemed Subordinated Debt [line Item]
Date redeemed																													October 8, 2009
Principal amount redeemed																													USD 200 million
Summary Of Outstanding Other Debt [Abstract]
Other Fixed debt in EUR	€ 71,296
Other Fixed debt in TL	7,460
Other Fixed debt in USD	28,367
Other Floating debt in EUR	111,057
Other Floating debt in USD	€ 16,518
Summary Of Voluntary Tender Offer For The Preferred Securities [Abstract]
Aggregate nominal value of voluntary tender offer for the preferred securities		approx. EUR 1,050 million
Aggregate nominal value purchused as a result of voluntary tender offer for the preferred securities		approx. EUR 450 million
Additional nominal amount purchased in EUR	EUR 47.9 million	EUR 19.1 million
Additional nominal amount purchased in USD	USD 4.0 million	USD 0.8 million
Additional nominal amount purchased in GBP	GBP 51.1 million	GBP46.6 million